Container Purchases (Tables)	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Component of Containers and Fixed Assets, Net

The total purchase price, which was allocated based on the fair value of the assets and liabilities acquired, was recorded as follows:

Containers, net	$45,927
Net investment in direct financing and sales-type leases	2,317
$48,244